S-4 Subsequent Events - Additional Information (Detail) - USD ($)					1 Months Ended	2 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2023	Jul. 23, 2023	Jan. 09, 2023	Jul. 19, 2021	Feb. 28, 2023	Mar. 06, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 26, 2023	Feb. 24, 2023	Jan. 31, 2023	Jan. 30, 2023	Mar. 15, 2022	May 31, 2021
Subsequent Event [Line Items]
Shares issued for common stock (in shares)						937,500
Cash							$ 4,376,594		$ 5,480,960	$ 12,730,198
Shares issued upon conversion (in shares)				808,582,252
TLG Acquisition One Corp
Subsequent Event [Line Items]
Proceeds from related party debt							3,965,000	$ 1,900,000	2,100,000	920,000
Cash					$ 476,904		105,457		19,750	$ 48,491
Amount deposited into trust account									$ 80,900,000
Working Capital Loan | TLG Acquisition One Corp
Subsequent Event [Line Items]
Additional borrowings under working capital loans							1,940,000								$ 5,000,000	$ 2,000,000
Maximum borrowing capacity							6,985,000
Remaining borrowing capacity							$ 3,015,000
Subsequent Event | TLG Acquisition One Corp
Subsequent Event [Line Items]
Additional borrowings under working capital loans													$ 900,000
Amount deposited into trust account												$ 476,904		$ 476,904
Subsequent Event | Common Class A | TLG Acquisition One Corp | Forward Purchase Agreement
Subsequent Event [Line Items]
Shares issued for common stock (in shares)	251,194	3,534,492
Subsequent Event | Common Class F | TLG Acquisition One Corp
Subsequent Event [Line Items]
Shares forfeited (in shares)			5,000,000
Subsequent Event | Working Capital Loan | TLG Acquisition One Corp
Subsequent Event [Line Items]
Additional borrowings under working capital loans											$ 217,000
Remaining borrowing capacity											$ 7,200,000
Subsequent Event | Additional Working Capital Loans | TLG Acquisition One Corp
Subsequent Event [Line Items]
Proceeds from related party debt					$ 500,000
Subsequent Event | Sponsor | TLG Acquisition One Corp | Conversion Of Working Capital Loans To Common Stock
Subsequent Event [Line Items]
Shares issued upon conversion (in shares)	756,635
Subsequent Event | Sponsor | TLG Acquisition One Corp | Conversion Of Working Capital Loans To Preferred Stock
Subsequent Event [Line Items]
Shares issued upon conversion (in shares)	378,318
Subsequent Event | Sponsor | TLG Acquisition One Corp | Conversion Of Working Capital Loans To Warrants
Subsequent Event [Line Items]
Warrants issued upon conversion (in shares)	1,000,000
Subsequent Event | Sponsor | TLG Acquisition One Corp | Private Placement Warrants
Subsequent Event [Line Items]
Warrants cancelled during period (in shares)	4,666,667
Subsequent Event | Sponsor | Common Class F | TLG Acquisition One Corp
Subsequent Event [Line Items]
Stock cancelled during period (in shares)	3,270,652